EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2016-2

Class A-1 0.75000% Asset Backed Notes

Class A-2-A 1.38% Asset Backed Notes

Class A-2-B LIBOR + 0.65% Asset Backed Notes

Class A-3 1.56% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.66% Asset Backed Notes

Class D 3.39% Asset Backed Notes

Class E 4.38% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2016-2, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of May 11, 2016. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	09/01/2016
Collection Period Ending:	09/30/2016
Previous Pmt Date/Close Date:	09/15/2016
Payment Date	10/17/2016
Days of Interest for Period:	32
Days in Collection Period:	30
Months Seasoned:	5

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	73,365	04/30/2016	05/11/2016	1,348,321,616.20

Total	73,365			1,348,321,616.20

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	1,233,167,026.47

Monthly principal amounts
{2} Scheduled payments										{2}	12,154,769.92
{3} Prepayments received (partial and full)										{3}	13,955,439.34
{4} Repurchased Receivables										{4}	8,747,871.80
{5} Defaulted Receivables										{5}	5,084,567.27
{6} Cram Down Losses										{6}	1,930.34
{7} Other Receivables adjustments										{7}	—

{8} Total Principal distributable amount											{8}	39,944,578.67

{9} End of period aggregate Principal Balance											{9}	1,193,222,447.80

{10} Pool Factor ({9}/ Original Pool Balance)											{10}	0.884969

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance			{11}	191,200,000.00	267,000,000.00	83,000,000.00	161,920,000.00	163,150,000.00	175,290,000.00	104,500,000.00	67,420,000.00	1,213,480,000.00

{12} Beginning of period Note Balance			{12}	31,464,391.42	267,000,000.00	83,000,000.00	161,920,000.00	163,150,000.00	175,290,000.00	104,500,000.00	67,420,000.00	1,053,744,391.42
{13} First Allocation of Principal			{13}	—	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal			{16}	—	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal			{17}	—	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal			{18}	31,464,391.42	12,455,749.54	3,872,012.03	—	—	—	—	—	47,792,152.99
{19} Optional Purchase payment			{19}	—	—	—	—	—	—	—	—	—
{20} End of period Note Balance			{20}	—	254,544,250.46	79,127,987.97	161,920,000.00	163,150,000.00	175,290,000.00	104,500,000.00	67,420,000.00	1,005,952,238.43
{21} Note Pool Factors			{21}	—	0.953349	0.953349	1.000000	1.000000	1.000000	1.000000	1.000000	0.828981
{22} Principal payment per $1,000			{22}	164.56	46.65	46.65	—	—	—	—	—	39.38

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received										{23}	12,154,769.92
{24} Partial and full prepayments received										{24}	13,955,439.34
{25} Liquidation Proceeds										{25}	1,865,634.75
{26} Principal on Repurchased Receivables										{26}	8,842,951.98
{26a} Interest on Repurchased Receivables										{26a}	143,360.60
{27} Interest collected on Receivables										{27}	15,738,936.64
{28} Other amounts received										{28}	11,783.69
{29} Optional Purchase Price										{29}	—
{30} Reserve Account Excess Amount										{30}	—
{31} Reserve Account Draw Amount										{31}	—

{32} Total Available Funds											{32}	52,712,876.92

Distributions
{33} Indenture Trustee Fee										{33}	—
{34} Owner Trustee Fee										{34}	—
{35} Asset Representations Reviewer Fee										{35}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{36}	3,082,917.57	—	—	3,082,917.57						{36}	3,082,917.57

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{37}	Class A-1	31,464,391.42	0.75000%	32	Actual		20,976.26			{37}	20,976.26
{38}	Class A-2-A	267,000,000.00	1.38%	30	30 / 360		307,050.00			{38}	307,050.00
{39}	Class A-2-B	83,000,000.00	1.17%	32	Actual		86,635.77			{39}	86,635.77
{40}	Class A-3	161,920,000.00	1.56%	30	30 / 360		210,496.00			{40}	210,496.00

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class A-1	—	—	—						{41}	—
{42}	Class A-2-A	—	—	—						{42}	—
{43}	Class A-2-B	—	—	—						{43}	—
{44}	Class A-3	—	—	—						{44}	—

{45} First Allocation of Principal										{45}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{46}	Class B	163,150,000.00	2.08%	30	30 / 360		282,793.33			{46}	282,793.33

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class B	—	—	—						{47}	—

{48} Second Allocation of Principal										{48}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{49}	Class C	175,290,000.00	2.66%	30	30 / 360		388,559.50			{49}	388,559.50

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class C	—	—	—						{50}	—

{51} Third Allocation of Principal										{51}	—

Class D Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class D	104,500,000.00	3.39%	30	30 / 360	295,212.50	{52}	295,212.50

Class D Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class D	—	—	—	{53}	—

{54} Fourth Allocation of Principal	{54}	—

Class E Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{55}	Class E	67,420,000.00	4.38%	30	30 / 360	246,083.00	{55}	246,083.00

Class E Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{56}	Class E	—	—	—	{56}	—

{57} Fifth Allocation of Principal	{57}	—

{58} Reserve Account deposit	{58}	—
{59} Regular Allocation of Principal	{59}	47,792,152.99
{60} Optional Purchase Amount	{60}	—
{61} Distribution to Residual Interestholder	{61}	—

{62} Total Distribution Amount	{62}	52,712,876.92

IV. RECONCILIATION OF RESERVE ACCOUNT

{63} Beginning of period Reserve Account balance	{63}	26,966,432.32
{64} Deposit to Reserve Account	{64}	—
{65} Release from Reserve Account	{65}	—

{66} End of period Reserve Account balance	{66}	26,966,432.32

{67} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)	{67}	26,966,432.32
{68} Change in Reserve Account balance from prior period	{68}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{69} (i) 17.00% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2 Notes being paid in full or	{69}	202,847,816.13
{70} (ii) 16.00% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2 Notes have been paid in full and	{70}	190,915,591.65
{71} (iii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date	{71}	20,224,824.24

{72} Cumulative Net Loss Trigger	{72}	No
{73} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:	{73}	298,305,611.95
(25.00% of Receivable Principal Balance at end of Collection Period or 1.50% of Receivable Principal Balance at Cut-off)
{74} End of period Principal Balance of the Receivables	{74}	1,193,222,447.80
{75} End of period Note Balance	{75}	1,005,952,238.43
{76} Overcollateralization amount at the end of the Collection Period	{76}	187,270,209.37
{77} Overcollateralization % at the end of the Collection Period	{77}	15.69%

VI. STATISTICAL DATA

Original	Previous	Current
{78} Principal Balance of the Receivables	{78}	1,348,321,616.20	1,233,167,026.47	1,193,222,447.80
{79} Weighted average coupon of the Receivables	{79}	15.99%	16.00%	15.97%
{80} Weighted average original term of the Receivables	{80}	70.66	70.71	70.72
{81} Weighted average remaining term of the Receivables	{81}	68.12	64.73	63.84
{82} Number of Receivables	{82}	73,365	69,558	67,911

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{83} 31-60 days	{83}	3,693	66,304,873.70	5.56%
{84} 61-90 days	{84}	1,104	19,575,431.16	1.64%
{85} 91-120 days	{85}	501	9,073,994.31	0.76%
{86} 121 + days delinquent	{86}	—	—	0.00%
{87} Total	{87}	5,298	94,954,299.17	7.96%

{88} aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)	{88}	31,178,568.93
{89} Delinquency Percentage as of the End of the Collection Period	{89}	2.61%
{90} Delinquency Trigger	{90}	24.00%
{91} Delinquency Trigger Occurred	{91}	No

VIII. REPOSSESSION INVENTORY

Units	Dollars
{92} Beginning of period Repossessed Inventory	{92}	492	8,894,826.68
{93} Vehicles Repossessed in current period	{93}	521	9,598,403.91
{94} Repossessed vehicles sold in current period	{94}	210	3,769,673.02
{95} Repossessed vehicles reinstated in current period	{95}	220	3,742,224.67
{96} Repossessed vehicle adjustment in current period	{96}	(168)	(3,113,229.93)
{97} End of period Repossessed Inventory	{97}	415	7,868,102.97

IX. CUMULATIVE NET LOSS RATIO

Units (a)	Dollars (a)
{98} Receivables becoming Defaulted Receivables during period	{98}	280	5,084,567.27
{99} Cram Down Losses occurring during period	{99}	17	1,930.34
{100} Liquidation Proceeds collected during period	{100}	737	1,865,634.75
{101} Net losses during period	{101}	3,220,862.86
(a) Unit count represents # instances in period per loan per line item

Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{102} Current Period Net Loss Ratio	{102}	3,220,862.86	1,213,194,737.14	0.27%

{103} Prior Period Net Loss Ratio	{103}	1,579,670.67	1,252,321,853.93	0.13%
{104} Second Prior Period Net Loss Ratio na/	{104}	659,422.82	1,285,995,186.99	0.05%
{105} Third Prior Period Net Loss Ratio	{105}	315,715.39	1,313,184,450.69	0.02%
{106} Rolling 3 prior month average Net Loss Ratio	{106}	0.07%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{107} Cumulative Net losses since Cut-off Date (beginning of period)	{107}	2,421,089.02
{108} Net losses during period	{108}	3,220,862.86
{109} Other Adjustments	{109}	(95,080.18)
{110} Cumulative Net losses since Cut-off Date (end of period)	{110}	5,546,871.70

{111} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{111}	0.41%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2016-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 1, 2016 to September 30, 2016. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2016 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jennifer M. Davis
Name:	Jennifer M. Davis
Title:	Deputy Chief Financial Officer
Date:	October 6, 2016